Asset retirement obligations (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Asset Retirement Obligations [abstract]
Summary of asset retirement obligations

	Turkiye	Canada	Greece	Romania	Total

At January 1, 2024	$76,357	$15,308	$37,444	$—	$129,109
Accretion during the year (1)	2,963	355	1,551	447	5,316
Revisions to estimate	6,589	(3,856)	(27)	(1,202)	1,504
Settlements	(635)	—	(3,053)	—	(3,688)
Reclassified to liabilities associated with assets held for sale	—	—	—	755	755
At December 31, 2024	$85,274	$11,807	$35,915	$—	$132,996
Less: Current liability portion	—	—	(5,071)	—	(5,071)
Non-current liability portion	$85,274	$11,807	$30,844	$—	$127,925

Estimated undiscounted amount	$157,040	$27,740	$67,837	$—	$252,617

	Turkiye	Canada	Greece	Romania	Total

At January 1, 2023	$54,521	$14,215	$41,137	$—	$109,873
Accretion during the year (1)	2,224	336	1,731	427	4,718
Revisions to estimate	20,095	757	(2,316)	(99)	18,437
Settlements	(483)	—	(3,108)	—	(3,591)
Reclassified to liabilities associated with assets held for sale	—	—	—	(328)	(328)
At December 31, 2023	$76,357	$15,308	$37,444	$—	$129,109
Less: Current liability portion	—	—	(4,019)	—	(4,019)
Non-current liability portion	$76,357	$15,308	$33,425	$—	$125,090

Estimated undiscounted amount	$127,181	$20,757	$64,771	$—	$212,709
(1) Accretion expense for the Romanian reporting segment has been reclassified to loss from discontinued operations for the years ended December 31, 2024 and 2023 (Note 6).

Summary of present value of estimated future net cash outflows
The provision is calculated as the present value of estimated future net cash outflows based on the following key assumptions:

	Turkiye	Canada	Greece	Romania
	%	%	%	%
At December 31, 2024
Inflation rate	2.6 to 2.9	2.5	2.5 to 4.2	2.4
Discount rate	4.6	4.9	4.4 to 4.9	4.9

At December 31, 2023
Inflation rate	2.5 to 3.2	3.2	2.3 to 2.5	2.5
Discount rate	3.9	3.9	4.0 to 4.2	4.2